25. Net operating revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	R$ 44,634	R$ 41,454	R$ 37,198
Goods
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	48,597	45,267	40,519
Services rendered
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	365	294	355
Sales returns and cancellations
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	(523)	(592)	(632)
Gross sales
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	48,439	44,969	40,242
Taxes on sales
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	R$ (3,805)	R$ (3,515)	R$ (3,044)